Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)(5)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(4)(5)	Value of Initial Fixed $100 Investment Based on(6)		Net Income (Loss) ($ in millions)	Company Selected Measure AOI ($ in millions)(8)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(7)
2024	6,253,865	1,024,960	3,579,079	808,766	30.91	273.18	29.1	428.5
2023	4,973,764	2,304,429	7,528,568	2,255,270	54.38	200.34	107.3	498.6
2022	834,971	(9,307,765)	13,992,890	(3,364,287)	88.56	120.35	63.2	447.8
2021	1,309,234	12,173,581	9,189,778	18,433,785	188.82	187.38	94.9	306.6
2020	4,853,682	42,135,178	3,984,402	52,546,756	141.85	135.92	(36.4)	226.0

Company Selected Measure Name	AOI
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Schuck, our CEO, for each corresponding year as reported in the “Total” column of the “Summary Compensation Table” in this Proxy Statement.The dollar amounts reported in this column represent the average of the total amounts reported for our other named executive officers, for each corresponding year in the “Total” column of the “Summary Compensation Table” in of the Proxy Statement. The individuals comprising the Non-PEO NEOs for each presented year are listed below:
2024 - Messrs. Hyzer, O’Brien, and Dasdan
2023 - Messrs. Hyzer, Dasdan and our former President and Chief Operating Officer Chris Hays
2022 and 2021 – Messrs. Hyzer and Hays and our former Chief Technology Officer, Nir Keren
	2020 – Messrs. Hays and Keren
Peer Group Issuers, Footnote	The Peer Group Total Shareholder Return set forth in this table utilizes the Nasdaq Computer Index (^IXCO).
PEO Total Compensation Amount	$ 6,253,865	$ 4,973,764	$ 834,971	$ 1,309,234	$ 4,853,682
PEO Actually Paid Compensation Amount	$ 1,024,960	2,304,429	(9,307,765)	12,173,581	42,135,178
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Schuck in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Schuck during the applicable year. Note the “Year over Year change in Fair Value of Outstanding and Unvested Equity Awards” for 2021 and 2022 and “Year over Year Change in Fair Value of Equity Awards Granted in the Prior Years that Vested in the Year” for 2022 was incorrectly calculated in the corresponding table of adjustments in Company’s proxy statement for the fiscal year ended December 31, 2022 and has been corrected in the table below.

Description	2020 ($)	2021 ($)	2022 ($)	2023 ($)	2024 ($)
Change in Pension Value Deduction	—	—	—	—	—
Pension Service Cost Addition	—	—	—	—	—
Prior Pension Service Cost Addition	—	—	—	—	—
Deductions from SCT “Stock Awards” Column Value	(3,765,600)	—	—	(4,412,514)	(5,550,604)
Stock and Option Awards Adjustment	41,047,096	10,864,347	(10,142,736)	1,743,179	321,699
Year End Fair Value of Unvested Equity Awards Granted in the Year	13,448,622	—	—	3,301,796	4,274,281
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	20,213,448	7,599,443	(6,954,599)	(1,185,286)	—
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—	—	—
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	7,385,026	3,264,904	(3,188,137)	(373,331)	(650,786)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—	—	(3,301,796)
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—
Total Added (or Deducted)	37,281,496	10,864,347	(10,142,736)	(2,669,335)	(5,228,905)

Non-PEO NEO Average Total Compensation Amount	$ 3,579,079	7,528,568	13,992,890	9,189,778	3,984,402
Non-PEO NEO Average Compensation Actually Paid Amount	$ 808,766	2,255,270	(3,364,287)	18,433,785	52,546,756
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the Non-PEO NEOs the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our other named executive officers as a group during the applicable year. Note the “Year over Year change in Fair Value of Outstanding and Unvested Equity Awards” for 2020, 2021 and 2022 and “Year over Year Change in Fair Value of Equity Awards Granted in the Prior Years that Vested in the Year” for 2021 and 2022 was incorrectly calculated in the corresponding table of adjustments in Company’s proxy statement for the fiscal year ended December 31, 2022 and has been corrected in the table below.

Description	2020 ($)	2021 ($)	2022 ($)	2023 ($)	2024 ($)
Change in Pension Value Deduction	—	—	—	—	—
Pension Service Cost Addition	—	—	—	—	—
Prior Pension Service Cost Addition	—	—	—	—	—
Deductions from SCT “Stock Awards” Column Value	(2,883,104)	(8,233,367)	(13,316,703)	(7,051,863)	(2,963,240)
Stock and Option Awards Adjustment	51,445,458	17,477,374	(4,040,474)	1,778,565	192,927
Year End Fair Value of Unvested Equity Awards Granted in the Year	7,086,571	10,006,426	8,586,920	4,300,410	1,262,233
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	20,219,116	5,498,770	(7,522,254)	(2,621,274)	(757,752)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(9)	—	—	184,636	1,012,114	1,084,027
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	24,139,771	1,972,178	(5,289,776)	(912,685)	(683,796)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—	—	(711,785)
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—
Total Added (or Deducted)	48,562,354	9,244,007	(17,357,177)	(5,273,298)	(2,770,313)

Equity Valuation Assumption Difference, Footnote	When calculating amounts of “compensation actually paid” for purposes of this table, the fair value of each equity award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 as described in Note 14 to our financial statements for the fiscal year ended December 31, 2024 included in the Company’s Annual Report on Form 10-K filed with the SEC on February 25, 2025. The assumptions used were not materially changed from those described in Note 14 but were updated at each valuation date to reflect the then-current value of each variable.
Compensation Actually Paid vs. Total Shareholder Return
The following charts show the relationship between (1) PEO CAP and average non-PEO named executive officer CAP (each as calculated pursuant to the Rule) and (2) the cumulative total shareholder return of the Company for its last three completed fiscal (calendar) years. The charts also provide a comparison of the Company’s total shareholder return to the Compensation Comparison Group (“CCG”) total shareholder return for the four-year period. The Company uses the Nasdaq Computer Index (^IXCO) as its CCG.

	PEO Compensation vs. Company and CCG TSR
	2020	2021	2022	2023	2024
PEO Compensation	42,135,178	12,173,581	(9,307,765)	2,304,429	1,024,960
Company TSR	141.85	188.82	88.56	54.38	30.91
CCG TSR	135.92	187.38	120.35	200.34	273.18

	NEO Compensation vs. Company and CCG TSR
	2020	2021	2022	2023	2024
NEO Average Compensation	52,546,756	18,433,785	(3,364,287)	2,255,270	808,766
Company TSR	141.85	188.82	88.56	54.38	30.91
CCG TSR	135.92	187.38	120.35	200.34	273.18

Compensation Actually Paid vs. Net Income
The following charts show the relationship between (1) PEO CAP and the average non-PEO named executive officer CAP (each as calculated pursuant to the Rule) and (2) the net income (loss) of the Company for the last four fiscal years.

	PEO Compensation vs. Net Income (Loss)
	2020	2021	2022	2023	2024
PEO Compensation	42,135,178	12,173,581	(9,307,765)	2,304,429	1,024,960
Net Income (Loss)	(36,400,000)	94,900,000	63,200,000	107,300,000	29,100,000

	NEO Compensation vs. Net Income (Loss)
	2020	2021	2022	2023	2024
NEO Average Compensation	52,546,756	18,433,785	(3,364,287)	2,255,270	808,766
Net Income (Loss)	(36,400,000)	94,900,000	63,200,000	107,300,000	29,100,000

Compensation Actually Paid vs. Company Selected Measure
The following charts show the relationship between (1) PEO CAP and the average non-PEO named executive officer CAP (each as calculated pursuant to the Rule) and (2) AOI for the last four fiscal years.

	PEO Compensation vs. AOI
	2020	2021	2022	2023	2024
PEO Compensation	42,135,178	12,173,581	(9,307,765)	2,304,429	1,024,960
AOI	226,000,000	306,600,000	447,800,000	498,600,000	428,500,000

	NEO Compensation vs. AOI
	2020	2021	2022	2023	2024
NEO Average Compensation	52,546,756	18,433,785	(3,364,287)	2,255,270	808,766
AOI	226,000,000	306,600,000	447,800,000	498,600,000	428,500,000

Total Shareholder Return Vs Peer Group
The following charts show the relationship between (1) PEO CAP and average non-PEO named executive officer CAP (each as calculated pursuant to the Rule) and (2) the cumulative total shareholder return of the Company for its last three completed fiscal (calendar) years. The charts also provide a comparison of the Company’s total shareholder return to the Compensation Comparison Group (“CCG”) total shareholder return for the four-year period. The Company uses the Nasdaq Computer Index (^IXCO) as its CCG.

	PEO Compensation vs. Company and CCG TSR
	2020	2021	2022	2023	2024
PEO Compensation	42,135,178	12,173,581	(9,307,765)	2,304,429	1,024,960
Company TSR	141.85	188.82	88.56	54.38	30.91
CCG TSR	135.92	187.38	120.35	200.34	273.18

	NEO Compensation vs. Company and CCG TSR
	2020	2021	2022	2023	2024
NEO Average Compensation	52,546,756	18,433,785	(3,364,287)	2,255,270	808,766
Company TSR	141.85	188.82	88.56	54.38	30.91
CCG TSR	135.92	187.38	120.35	200.34	273.18

Tabular List, Table	AOI •Net New ARR •Adjusted Free Cash Flow Per Share
Total Shareholder Return Amount	$ 30.91	54.38	88.56	188.82	141.85
Peer Group Total Shareholder Return Amount	273.18	200.34	120.35	187.38	135.92
Net Income (Loss)	$ 29,100,000	$ 107,300,000	$ 63,200,000	$ 94,900,000	$ (36,400,000)
Company Selected Measure Amount	428,500,000	498,600,000	447,800,000	306,600,000	226,000,000
PEO Name	Mr. Schuck
Additional 402(v) Disclosure	Total shareholder return as calculated based on a fixed investment of one hundred dollars measured at the market close on June 4, 2020, the date our stock commenced trading on the Nasdaq Global Select Market through and including the end of the fiscal year for each year reported in the table as required by the Rule.For purposes of the Rule, we have identified AOI as our Company-Selected Measure for fiscal 2024. See Appendix A for a reconciliation of AOI to its most directly comparable GAAP financial measure.
(9)As contemplated pursuant to Mr. Hyzer’s Separation Agreement and Release, the illustrative amounts in fiscal 2024 reflects the acceleration of 242,650 RSUs, such amounts representing the number of RSUs that would have vested within 12 months following his departure, in exchange of the forfeiture of 483,135 units, resulting in a net effective forfeiture of 240,485 units, in accordance with the terms of his awards and the Plan. For additional information relating to the acceleration and forfeiture of Mr. Hyzer’s equity awards, see the section entitled “—Potential Payments—Potential Payments upon Termination or Change in Control.”

Measure:: 1
Pay vs Performance Disclosure
Name	•AOI
Measure:: 2
Pay vs Performance Disclosure
Name	•Net New ARR
Measure:: 3
Pay vs Performance Disclosure
Name	•Adjusted Free Cash Flow Per Share
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,228,905)	$ (2,669,335)	$ (10,142,736)	$ 10,864,347	$ 37,281,496
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,550,604)	(4,412,514)	0	0	(3,765,600)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	321,699	1,743,179	(10,142,736)	10,864,347	41,047,096
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,274,281	3,301,796	0	0	13,448,622
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,185,286)	(6,954,599)	7,599,443	20,213,448
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(650,786)	(373,331)	(3,188,137)	3,264,904	7,385,026
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,301,796)	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,770,313)	(5,273,298)	(17,357,177)	9,244,007	48,562,354
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,963,240)	(7,051,863)	(13,316,703)	(8,233,367)	(2,883,104)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	192,927	1,778,565	(4,040,474)	17,477,374	51,445,458
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,262,233	4,300,410	8,586,920	10,006,426	7,086,571
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(757,752)	(2,621,274)	(7,522,254)	5,498,770	20,219,116
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,084,027	1,012,114	184,636	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(683,796)	(912,685)	(5,289,776)	1,972,178	24,139,771
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(711,785)	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0